Nature of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Nature of the Business and Basis of Presentation
1. Nature of the Business and Basis of Presentation
The Company was incorporated on
October 21, 2016
as Torus Therapeutics, Inc. and subsequently changed its name to Generation Bio Co. (the “Company” or “Generation Bio”). The Company is an innovative genetic medicines company creating a new class of gene therapy utilizing its proprietary non-viral
gene therapy platform to provide durable, redosable treatments for millions of patients living with rare and prevalent diseases. The Company’s non-viral
gene therapy platform incorporates its high-capacity DNA construct called closed-ended DNA (“ceDNA”), its cell-targeted lipid nanoparticle delivery system (“ctLNP”) and its established, scalable capsid-free manufacturing process. Using its approach, the Company is developing novel gene therapies to provide targeted delivery of genetic payloads that include large and multiple genes to a range of tissues across a broad array of diseases. The Company is also engineering its gene therapies to be redosable, which may enable individualized patient titration to reach the desired therapeutic expression and to maintain efficacy throughout a patient’s life. The Company is headquartered in Cambridge, Massachusetts.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, the ability to establish clinical- and commercial-scale manufacturing processes, the impact of the
COVID-19
pandemic and the ability to secure additional capital to fund operations. Programs currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization of a product. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
On June 16, 2020, the Company completed its initial public offering (“IPO”) pursuant to which it issued and sold 12,105,263 shares of its common stock, including 1,578,947 shares pursuant to the full exercise of the underwriters’ option to purchase additional shares, at a public offering price of $19.00 per share, resulting in net proceeds of $210.7 million, after deducting underwriting discounts and commissions and other offering expenses. Upon the closing of the IPO, all of the Company’s outstanding convertible preferred stock automatically converted into shares of common stock.
The accompanying consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. Since inception, the Company has funded its operations with proceeds from the sales of instruments convertible into convertible preferred stock (which converted into convertible preferred stock in 2017), the sale of convertible preferred stock, and most recently, with proceeds from the sale of common stock in the IPO completed in June 2020. The Company has incurred recurring losses, including net losses of $61.3 million for the year ended December 31, 2019 and $56.3 million for the nine months ended September 30, 2020. As of September 30, 2020, the Company had an accumulated deficit of $164.7 million. The Company expects to continue to generate operating losses in the foreseeable future. As of November 10, 2020, the issuance date of these interim condensed consolidated financial statements, the Company expects that its cash, cash equivalents and marketable securities will be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months.

The Company will need to obtain additional funding through public or private equity offerings, debt financings, collaborations, strategic alliances and/or licensing arrangements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into collaborations or strategic alliances or licensing arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. Arrangements with collaborators or others may require the Company to relinquish rights to certain of its technologies or programs. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate some or all of its research and development programs, pipeline expansion or commercialization efforts, which could adversely affect its business prospects. Although management will continue to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations when needed or at all.
The accompanying consolidated financial statements reflect the operations of the Company and the Company’s wholly owned subsidiary, Generation Bio Securities Corporation. Intercompany balances and transactions have been eliminated in consolidation. The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

1. Nature of the business and basis of presentation
The Company was incorporated on October 21, 2016 as Torus Therapeutics, Inc. and subsequently changed its name to Generation Bio Co. (the “Company” or “Generation Bio”). The Company is an innovative genetic medicines company creating a new class of gene therapy utilizing its proprietary non-viral
gene therapy platform to provide durable, redosable treatments for millions of patients living with rare and prevalent diseases. The Company’s non-viral
gene therapy platform incorporates its high-capacity DNA construct called closed-ended DNA (“ceDNA”), its cell-targeted lipid nanoparticle delivery system (“ctLNP”) and its established, scalable capsid-free manufacturing process. Using its approach, the Company is developing novel gene therapies to provide targeted delivery of genetic payloads that include large and multiple genes to a range of tissues across a broad array of diseases. The Company is also engineering its gene therapies to be redosable, which may enable individualized patient titration to reach the desired therapeutic expression and to maintain efficacy throughout a patient’s life. The Company is headquartered in Cambridge, Massachusetts.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, the ability to establish clinical- and commercial-scale manufacturing processes and the ability to secure additional capital to fund operations. Programs currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization of a product. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
The accompanying consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. Through December 31, 2019, the Company has funded its operations with the proceeds from instruments convertible into convertible preferred stock (which converted into convertible preferred stock in 2017) and the sale of convertible preferred stock. Since inception, the Company has incurred recurring losses, including net losses of $61.3 million for the year ended December 31, 2019. As of December 31, 2019, the Company had an accumulated deficit of $108.5 million. The Company expects to continue to generate operating losses in the foreseeable future. As of April 9, 2020, the issuance date of the annual consolidated financial statements for the year ended December 31, 2019, the Company expected that its cash and cash equivalents, including gross proceeds of $111.5 million it received in January 2020 from the sale of Series C convertible preferred stock (see Note 13), would be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the annual consolidated financial statements.
The Company is seeking to complete an initial public offering (“IPO”) of its common stock. Upon the completion of a qualified public offering on specified terms, the Company’s outstanding convertible preferred stock will automatically convert into shares of common stock (see Note 6).
The Company will need to obtain additional funding through public or private equity offerings, debt financings, collaborations, strategic alliances and/or licensing arrangements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into collaborative or strategic alliances or licensing arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. Arrangements with collaborators or others may require the Company to relinquish rights to certain of its technologies or programs. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate some or all of its research and development programs, pipeline expansion or commercialization efforts, which could adversely affect its business prospects.
Although management will continue to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations when needed or at all.
The accompanying consolidated financial statements reflect the operations of the Company and the Company’s wholly owned subsidiary, Generation Bio Securities Corporation. Intercompany balances and transactions have been eliminated in consolidation. The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).